Expense Example, No Redemption - First Trust Dorsey Wright Dynamic Focus 5 ETF - First Trust Dorsey Wright Dynamic Focus 5 ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	81	252	439	978